Annual Total Returns- DWS Multi-Asset Growth Allocation Fund (Class T) [BarChart] - Class T - DWS Multi-Asset Growth Allocation Fund - Class T	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	11.60%	(2.15%)	11.77%	14.49%	3.99%	(2.47%)	(1.61%)	16.58%	(11.50%)	21.79%